Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Account Receivable Net Explanatory

As at,	March 31, 2022	March 31, 2021
The carrying amount of:
Trade accounts receivable	$389.0	$259.3
Allowance for doubtful accounts	(2.4)	(1.8)
Governmental loan claims receivable
Federal Advanced Manufacturing Fund (“Federal AMF”) Loan	—	6.0
Federal Ministry of Industry, Strategic Innovation Fund (“Federal SIF”) Agreement	5.2	3.0
Canada Emergency Wage Subsidy receivable	—	0.5
Northern Industrial Electricity Rate program rebate receivable	2.8	2.6
Ontario Workplace Safety and Insurance Board New Experimental Experience Rating rebate receivable	—	1.5
Other accounts receivable	7.7	3.5

	$402.3	$274.6

Allowance for doubtful accounts

As at,	March 31, 2022	March 31, 2021

Opening balance	$(1.8)	$(0.7)
Remeasurement of loss allowance	(0.6)	(1.1)

Ending balance	$(2.4)	$(1.8)